Vessel Revenue-Related Party, net	12 Months Ended
Dec. 31, 2011
Vessel Revenue - Related Party Disclosure [Abstract]
Vessel Revenue - Related Party, net [Text Block]

17.	Vessel Revenue - Related Party, net:

During the years ended December 31, 2011, 2010 and 2009, several of the Company's vessels were employed under time charters with SAMC and Swissmarine. Revenue from related party is shown net of off-hire expenses of $362, $394 and $458, respectively.